Income taxes - Components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Major components of income tax expense
Current period		₨ 46,924	₨ 75,347	₨ 74,583
Current income tax expenses		46,924	75,347	74,583
Origination and reversal of temporary differences		22,881	(10,865)	(17,696)
Current year losses for which deferred tax is recognised			(16,645)
Deferred tax (benefit)/ expense		22,881	(27,510)	(17,696)
Total income tax expense	$ 926	₨ 69,805	₨ 47,837	₨ 56,887